IMPAIRMENT, TRANSFORMATION AND ONCE OFF COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment charges and inventory provisioning [Abstract]
Schedule of Transformation Costs
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Nature of cost
Personnel related costs	261	1,216
Outsourcing costs	-	754
Site transfer costs	714	1,281
Inventory related costs	-	772
Other transformation costs	-	158
Total transformation costs	975	4,181

Stranded costs	3,277	-

Total transformation costs	4,252	4,181

Schedule of Impairment Charges and Inventory Provisioning
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Selling, general & administration expenses
Impairment of PP&E (Note 11)	33	612	3,772
Impairment of goodwill and other intangible assets (Note 12)	2,144	1,596	5,833
(Reversal)/Impairment of financial assets (Note 13)	-	(800)	1,500

Total impairment loss	2,177	1,408	11,105